COMMITMENTS AND CONTINGENCIES (Details Textual) (Senior Executive [Member])	12 Months Ended
Sep. 30, 2009
Senior Executive [Member]
Commitments and Contingencies [Line Items]
Employment Term Years	5 years
Employment Notice Period	30 days